Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Statutory rate	21.00%	21.00%
State and local taxes	3.40%	2.00%
Change in valuation allowance	(22.00%)	(19.00%)
Disallowed interest expense on convertible debt	0.00%	0.00%
Prior year true-up	1.00%	1.00%
Permanent differences	(3.40%)	(5.00%)
Effective income tax rate	0.00%	0.00%